UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    June 30, 2004

Check here if Amendment [x]; Amendment Number: 2
    This Amendment (Check only one.):             [x] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Fairfield Greenwich Limited
Address:  919 Third Avenue
          New York, NY 10022

Form 13F File Number: 28-10762

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark McKeefry
Title:   General Counsel
Phone:   (212) 319-6060

Signature, Place, and Date of Signing:

       /s/ MARK MCKEEFRY            NEW YORK, NY            AUGUST 18, 2004
    -----------------------      ------------------       --------------------
            [Signature]            [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                  15*

Form 13F Information Table Value Total:                 $64,080*
                                                       (thousands)


* Confidential information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

None


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



                                             FORM 13F INFORMATION TABLE


             COLUMN I           COLUMN 2         COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
             --------           --------         --------    --------      --------       --------   --------       --------
              NAME OF           TITLE OF                       VALUE    SHRS OR  SH/  PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
              ISSUER             CLASS            CUSIP      (X$1000)   PRM AMT  PRN  CALL DISCRETION  MANAGERS  SOLE  SHARED NONE
              ------             -----            -----      --------   -------  ---  ---- ----------  --------  ----  ------ ----
AKAMAI TECHNOLOGIES INC       Note 5.5% 7/0      00971TAC5    8,014   7,935,000                SOLE               X

ATMEL CORP                    SDCV 5/2           049513AE4    7,343  16,690,000                SOLE               X

ATMEL CORP.                   COM                049513104      325      55,000                SOLE               X

CIRRUS LOGIC                  COM                172755100      601     100,000                SOLE               X

CYPRESS SEMICONDUCTOR         Note 1.250% 6/1    232806AH2    2,353   2,020,000                SOLE               X
CORP

EMCORE CORP.                  Note 5.000% 5/1    290846AB0    5,587   5,790,000                SOLE               X

MANUGISTICS GROUP INC         Note 5.000% 11/0   565011AB9   21,787  23,811,000                SOLE               X

MANUGISTICS GROUP INC         COM                565011103       33      10,000                SOLE               X

NETWORK EQUIP TECH            SDCV 7.250% 5/1    641208AA1    2,363   2,686,000                SOLE               X

PMC-SIERRA INC                Note 3.750% 8/1    69344FAB2    3,987   4,008,000                SOLE               X

PEMSTAR INC                   COM                706552106      139      60,000                SOLE               X

TAKE TWO INTERACTIVE          COM                874054109    5,362     175,000                SOLE               X
SOFTWARE INC

TERAYON COMMUNICATION         Note 5.000% 8/0    880775AC5    5,671   6,034,000                SOLE               X
SYS INC

TRANSWITCH CORP               COM                894065101       88      50,000                SOLE               X

ZILOG INC                     COM Par $0.01      989524301      427      39,000                SOLE               X
